Leasing Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leasing Arrangements [Line Items]
Weighted average lease term	4 years 2 months 12 days	9 years 7 months 6 days
Operating lease terms	7 years 4 months 24 days	18 years 7 months 6 days
Weighted average discount rate	6.67%	6.79%
Operating lease, cost	$ 24,785	$ 21,964
Variable lease, cost	2,144
Operating lease liabilities	20,923
Finance lease, right-of-use asset, before accumulated amortization	3,538
Finance lease, liability	$ 3,723
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities
Leasing Arrangements [Member]
Leasing Arrangements [Line Items]
Operating lease liabilities	$ 19,868	$ 6,057	$ 6,007